Build Bond Innovation ETF
Schedule of Investments
June 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 60.7%		Par	Value
United States Treasury Note/Bond
5.00%, 08/31/2025		$90,000	$90,069
4.25%, 11/30/2026 (a)		270,000	271,413
4.25%, 12/31/2026 (a)		150,000	150,885
4.13%, 01/31/2027		350,000	351,640
4.13%, 02/28/2027		520,000	522,742
3.88%, 03/31/2027 (a)		320,000	320,525
3.75%, 04/30/2027 (a)		220,000	219,983
3.88%, 05/31/2027		3,650,000	3,658,555
3.75%, 06/30/2027		600,000	600,340
3.88%, 03/15/2028		40,000	40,194
3.75%, 04/15/2028		500,000	500,664
4.00%, 03/31/2030		130,000	131,213
TOTAL U.S. TREASURY SECURITIES (Cost $6,834,452)			6,858,223

CORPORATE BONDS - 39.2%		Par	Value
Aerospace Product and Parts Manufacturing - 0.5%
Lockheed Martin Corp., 4.45%, 05/15/2028		61,000	61,706

Architectural and Structural Metals Manufacturing - 0.4%
Nucor Corp., 4.30%, 05/23/2027		47,000	47,168

Automotive Parts, Accessories, and Tire Retailers - 1.7%
AutoZone, Inc.
3.13%, 04/21/2026		144,000	142,318
6.25%, 11/01/2028		44,000	46,630
			188,948

Beverage Manufacturing - 0.2%
PepsiCo, Inc., 3.60%, 02/18/2028		27,000	26,772

Building Material and Supplies Dealers - 2.2%
Lowe's Cos., Inc.
3.38%, 09/15/2025		135,000	134,620
3.10%, 05/03/2027		115,000	112,834
			247,454

Commercial and Service Industry Machinery Manufacturing - 0.1%
KLA Corp., 4.10%, 03/15/2029		8,000	7,989

Computer Systems Design and Related Services - 0.4%
Oracle Corp., 5.80%, 11/10/2025		43,000	43,177

Converted Paper Product Manufacturing - 0.1%
Kimberly-Clark Corp., 3.95%, 11/01/2028		15,000	14,967

Department Stores - 0.6%
Walmart, Inc., 3.90%, 04/15/2028		67,000	67,107

Depository Credit Intermediation - 2.6%
Bank of America Corp., 3.88%, 08/01/2025		14,000	13,993
Bank of New York Mellon Corp., 3.85%, 04/26/2029		22,000	21,768
Canadian Imperial Bank of Commerce, 3.95%, 08/04/2025		4,000	3,997
JPMorgan Chase & Co., 3.90%, 07/15/2025		40,000	39,985
KeyBank, 4.15%, 08/08/2025		160,000	159,885
Northern Trust Corp., 3.95%, 10/30/2025		29,000	28,936
Wells Fargo & Co., 3.55%, 09/29/2025		26,000	25,928
			294,492

Electric Power Generation, Transmission and Distribution - 0.7%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028		81,000	79,370
MidAmerican Energy Co., 3.10%, 05/01/2027		2,000	1,968
			81,338

Exploration & Production - 0.5%
Canadian Natural Resources Ltd., 2.05%, 07/15/2025		61,000	60,930

Insurance Carriers - 0.9%
Allstate Corp., 0.75%, 12/15/2025		107,000	105,179

Lessors of Real Estate - 3.0%
AvalonBay Communities, Inc.
2.95%, 05/11/2026		23,000	22,731
3.20%, 01/15/2028		6,000	5,861
Camden Property Trust
4.10%, 10/15/2028		36,000	35,789
3.15%, 07/01/2029		11,000	10,517
2.80%, 05/15/2030		7,000	6,511
Essex Portfolio LP, 3.63%, 05/01/2027		14,000	13,842
Mid-America Apartments LP
4.00%, 11/15/2025		96,000	95,789
3.60%, 06/01/2027		31,000	30,687
4.20%, 06/15/2028		28,000	27,980
Simon Property Group LP
3.50%, 09/01/2025		6,000	5,987
3.38%, 06/15/2027		5,000	4,924
UDR, Inc., 3.50%, 07/01/2027		37,000	36,503
Ventas Realty LP, 4.00%, 03/01/2028		46,000	45,601
			342,722

Management of Companies and Enterprises - 0.6%
Schlumberger Investment SA, 4.50%, 05/15/2028		62,000	62,516

Metal Ore Mining - 1.8%
Kinross Gold Corp., 4.50%, 07/15/2027		200,000	200,248

Natural Gas Distribution - 0.2%
Kinder Morgan, Inc., 4.30%, 03/01/2028		20,000	20,020

Nondepository Credit Intermediation - 1.6%
American Honda Finance Corp.
1.20%, 07/08/2025		23,000	22,984
5.80%, 10/03/2025		43,000	43,122
4.45%, 10/22/2027		40,000	40,124
Caterpillar Financial Services Corp., 3.60%, 08/12/2027		1,000	990
Toyota Motor Credit Corp., 4.35%, 10/08/2027		68,000	68,295
			175,515

Oil and Gas Extraction - 2.2%
Diamondback Energy, Inc., 5.20%, 04/18/2027		110,000	111,521
EOG Resources, Inc., 4.15%, 01/15/2026		37,000	36,916
Occidental Petroleum Corp., 7.20%, 03/15/2029		39,000	41,355
Pioneer Natural Resources Co., 1.13%, 01/15/2026		58,000	56,995
Shell International Finance BV, 2.88%, 05/10/2026		6,000	5,934
			252,721

Other Financial Investment Activities - 0.5%
Blackrock, Inc., 3.25%, 04/30/2029		52,000	50,561

Other Miscellaneous Retailers - 0.2%
eBay, Inc., 5.95%, 11/22/2027		25,000	25,980

Other Telecommunications - 0.4%
American Tower Corp., 1.30%, 09/15/2025		40,000	39,724

Paint, Coating, and Adhesive Manufacturing - 1.7%
Sherwin-Williams Co.
4.25%, 08/08/2025		170,000	169,884
3.95%, 01/15/2026		21,000	20,929
			190,813

Petroleum and Coal Products Manufacturing - 0.6%
Phillips 66 3.90%, 03/15/2028		42,000	41,572
4.95%, 12/01/2027		30,000	30,474
			72,046

Petroleum and Petroleum Products Merchant Wholesalers - 0.6%
Energy Transfer LP, 4.00%, 10/01/2027		67,000	66,516

Pharmaceutical and Medicine Manufacturing - 0.4%
Zoetis, Inc., 5.40%, 11/14/2025		46,000	46,101

Pipeline Transportation of Natural Gas - 0.7%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026		71,000	73,711

Rail Transportation - 0.3%
Union Pacific Corp., 3.25%, 08/15/2025		31,000	30,950

Restaurants and Other Eating Places - 2.2%
McDonald's Corp.
3.30%, 07/01/2025		231,000	231,000
3.80%, 04/01/2028		20,000	19,841
			250,841

Securities and Commodity Contracts Intermediation and Brokerage - 2.3%
Morgan Stanley
4.00%, 07/23/2025		248,000	247,770
5.00%, 11/24/2025		14,000	14,022
			261,792

Securities and Commodity Exchanges - 1.0%
Intercontinental Exchange, Inc., 4.00%, 09/15/2027		111,000	110,442

Semiconductor and Other Electronic Component Manufacturing - 1.8%
Broadcom, Inc., 3.15%, 11/15/2025		116,000	115,400
Intel Corp., 3.75%, 03/25/2027		50,000	49,490
Lam Research Corp., 3.75%, 03/15/2026		22,000	21,897
Texas Instruments, Inc., 4.60%, 02/15/2028		20,000	20,326
			207,113

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.0%
Clorox Co.
3.90%, 05/15/2028		12,000	11,887
4.40%, 05/01/2029		96,000	96,348
			108,235

Software Publishers - 2.3%
Autodesk, Inc., 3.50%, 06/15/2027		45,000	44,460
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025 (b)		139,000	139,006
4.40%, 09/25/2027		4,000	4,004
Intuit, Inc., 0.95%, 07/15/2025		77,000	76,887
			264,357

Sugar and Confectionery Product Manufacturing - 0.5%
Hershey Co., 2.45%, 11/15/2029		65,000	60,566

Tobacco Manufacturing - 0.8%
Philip Morris International, Inc.
3.38%, 08/11/2025		18,000	17,975
5.25%, 09/07/2028		16,000	16,463
5.50%, 09/07/2030		52,000	54,356
			88,794

Traveler Accommodation - 0.1%
Marriott International, Inc., 5.45%, 09/15/2026		7,000	7,089

Waste Treatment and Disposal - 0.4%
Waste Management, Inc., 4.50%, 03/15/2028		50,000	50,532

Wired and Wireless Telecommunications (except Satellite) - 1.1%
AT&T, Inc.
3.80%, 02/15/2027		15,000	14,892
4.25%, 03/01/2027		20,000	19,987
2.30%, 06/01/2027		97,000	93,554
			128,433
TOTAL CORPORATE BONDS (Cost $4,413,556)			4,435,565

MUNICIPAL BONDS - 1.3%		Par	Value
Metropolitan Government of Nashville & Davidson County TN, 5.00%, 07/01/2025		150,000	150,000
TOTAL MUNICIPAL BONDS (Cost $150,000)			150,000

PURCHASED OPTIONS - 1.1%(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 1.0%			$–
Coinbase Global, Inc., Expiration: 09/19/2025; Exercise Price: $270.00	$ 105,147	3	28,200
iShares 7-10 Year Treasury Bond ETF, Expiration: 07/18/2025; Exercise Price: $95.00	1,417,396	148	14,948
iShares Bitcoin Trust ETF, Expiration: 09/19/2025; Exercise Price: $60.00	146,904	24	13,680
iShares Silver Trust, Expiration: 09/19/2025; Exercise Price: $34.00	351,067	107	13,696
Kinross Gold Corp., Expiration: 01/15/2027; Exercise Price: $15.00	46,890	30	11,520
SPDR Gold Shares, Expiration: 09/19/2025; Exercise Price: $310.00	1,158,354	38	30,400
Total Call Options			112,444

Put Options - 0.1%			$–
Apple, Inc., Expiration: 08/15/2025; Exercise Price: $200.00	225,687	11	6,600
iShares 20+ Year Treasury Bond ETF, Expiration: 01/16/2026; Exercise Price: $85.00	353,000	40	9,680
Total Put Options			16,280
TOTAL PURCHASED OPTIONS (Cost $119,685)			128,724

SHORT-TERM INVESTMENTS - 1.7%			Value
Money Market Funds - 1.7%		Shares
First American Government Obligations Fund - Class X, 4.25% (f)		191,980	191,980
TOTAL SHORT-TERM INVESTMENTS (Cost $191,980)			191,980

TOTAL INVESTMENTS - 104.0% (Cost $11,709,673)			11,764,492
Liabilities in Excess of Other Assets - (4.0)%			(455,137)
TOTAL NET ASSETS - 100.0%			$11,309,355
two			–%
Percentages are stated as a percent of net assets.			–%

LLC - Limited Liability Company
LP - Limited Partnership

(a)	All or a portion of security has been pledged as collateral for derivatives. The fair value of assets committed as collateral as of June 30, 2025 is $882,640.
(b)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Build Bond Innovation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	–	6,858,223	–	6,858,223
Corporate Bonds	–	4,435,565	–	4,435,565
Municipal Bonds	–	150,000	–	150,000
Purchased Options	128,724	–	–	128,724
Money Market Funds	191,980	–	–	191,980
Total Investments	320,704	11,443,788	–	11,764,492

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year's annual report.